Senior Notes' Guarantor and Non-Guarantor Financial Information - Schedule of Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net cash (used for) provided by operating activities	$ 66,412	$ 62,279	$ 23,253
Cash flow from investing activities:
Acquisitions, net of cash acquired	(61,601)	(48,757)	(161,073)
Purchase of property, plant and equipment	(65,999)	(45,488)	(38,656)
Proceeds from the sale of property, plant, and equipment	16,085	8,836	7,157
Proceeds from the sale of investments			241
Other		69	241
Net cash used for investing activities	(111,515)	(85,340)	(192,331)
Cash flow from financing activities
Proceeds from investment by member			103,630
Net proceeds from debt issuance	230,817	713,361	96,748
Payments on long-term debt	(188,424)	(697,438)	(49,000)
Payments on acquisition-related liabilities	(9,801)	(7,519)	(4,593)
Other	(3)	(702)	(10)
Net cash (used for) provided by financing activities	32,589	7,702	146,775
Net decrease (increase) in cash	(12,514)	(15,359)	(22,303)
Cash-beginning of period	27,431	42,790	65,093
Cash-end of period	14,917	27,431	42,790
Summit Materials LLC (Parent) [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used for) provided by operating activities	(232)	4,845	(824)
Cash flow from investing activities:
Purchase of property, plant and equipment	(3,359)	(762)	(11)
Cash contribution to affiliates			(135,530)
Net cash used for investing activities	(3,359)	(762)	(135,541)
Cash flow from financing activities
Proceeds from investment by member			103,630
Net proceeds from debt issuance	230,817	713,378
Loans received from and payments made on loans from other Summit Companies	(29,121)	(25,371)
Payments on long-term debt	(188,424)	(697,438)
Other	(3)	(656)
Net cash (used for) provided by financing activities	13,269	(10,087)	103,630
Net decrease (increase) in cash	9,678	(6,004)	(32,735)
Cash-beginning of period	697	6,701	39,436
Cash-end of period	10,375	697	6,701
Non-Wholly-Owned Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used for) provided by operating activities	9,003	12,806	3,808
Cash flow from investing activities:
Purchase of property, plant and equipment	(24,896)	(12,174)	(5,933)
Proceeds from the sale of property, plant, and equipment	3	69	168
Net cash used for investing activities	(24,893)	(12,105)	(5,765)
Cash flow from financing activities
Net proceeds from debt issuance		(17)	36,456
Loans received from and payments made on loans from other Summit Companies	15,502	(295)
Payments on long-term debt			(34,500)
Net cash (used for) provided by financing activities	15,502	(312)	1,956
Net decrease (increase) in cash	(388)	389	(1)
Cash-beginning of period	397	8	9
Cash-end of period	9	397	8
Wholly-Owned Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used for) provided by operating activities	44,746	36,649	17,262
Cash flow from investing activities:
Acquisitions, net of cash acquired	(61,601)	(48,757)	(161,073)
Purchase of property, plant and equipment	(36,629)	(31,818)	(31,210)
Proceeds from the sale of property, plant, and equipment	16,020	8,577	6,880
Proceeds from the sale of investments			377
Other		69
Net cash used for investing activities	(82,210)	(71,929)	(185,026)
Cash flow from financing activities
Proceeds from investment by member			135,530
Net proceeds from debt issuance			60,292
Loans received from and payments made on loans from other Summit Companies	19,726	39,783
Payments on long-term debt			(14,500)
Payments on acquisition-related liabilities	(9,801)	(7,519)	(4,593)
Net cash (used for) provided by financing activities	9,925	32,264	176,729
Net decrease (increase) in cash	(27,539)	(3,016)	8,965
Cash-beginning of period	30,981	33,997	25,032
Cash-end of period	3,442	30,981	33,997
Non-Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used for) provided by operating activities	12,895	8,217	2,586
Cash flow from investing activities:
Purchase of property, plant and equipment	(1,115)	(734)	(1,502)
Proceeds from the sale of property, plant, and equipment	62	190	109
Proceeds from the sale of investments			(136)
Net cash used for investing activities	(1,053)	(544)	(1,529)
Cash flow from financing activities
Proceeds from investment by member			421
Loans received from and payments made on loans from other Summit Companies	(8,891)	(8,793)
Other		(284)	(10)
Net cash (used for) provided by financing activities	(8,891)	(9,077)	411
Net decrease (increase) in cash	2,951	(1,404)	1,468
Cash-beginning of period	680	2,084	616
Cash-end of period	3,631	680	2,084
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used for) provided by operating activities		(238)	421
Cash flow from investing activities:
Cash contribution to affiliates			135,530
Net cash used for investing activities			135,530
Cash flow from financing activities
Proceeds from investment by member			(135,951)
Loans received from and payments made on loans from other Summit Companies	2,784	(5,324)
Other		238
Net cash (used for) provided by financing activities	2,784	(5,086)	(135,951)
Net decrease (increase) in cash	2,784	(5,324)
Cash-beginning of period	(5,324)
Cash-end of period	$ (2,540)	$ (5,324)